STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2015

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Markets, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview
September 30, 2015

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2015

Common Stock	Shares	Value
3D Systems Corp.*	1,039,814	$12,009,852
Aaron's, Inc.	631,273	22,795,268
Abercrombie & Fitch Co., Class A	679,897	14,407,017
ACI Worldwide, Inc.*	1,151,227	24,313,914
Acuity Brands, Inc.	425,534	74,715,260
Acxiom Corp.*	761,712	15,051,429
Advanced Micro Devices, Inc.*	6,168,024	10,609,001
AECOM*	1,475,401	40,588,282
AGCO Corp.	732,436	34,153,491
Akorn, Inc.*	782,845	22,314,997
Alaska Air Group, Inc.	1,244,309	98,860,350
Albemarle Corp.	1,096,549	48,357,811
Alexander & Baldwin, Inc.	448,973	15,413,243
Alexandria Real Estate Equities, Inc.	706,660	59,832,902
Align Technology, Inc.*	712,169	40,422,712
Alleghany Corp.*	156,058	73,052,310
Allegheny Technologies, Inc.	1,067,296	15,134,257
Alliant Energy Corp.	1,106,920	64,743,751
Allscripts Healthcare Solutions, Inc.*	1,846,296	22,894,070
AMC Networks, Inc., Class A*	594,958	43,533,077
American Campus Communities, Inc.	1,097,684	39,780,068
American Eagle Outfitters, Inc.	1,757,128	27,463,911
American Financial Group, Inc.	702,077	48,380,126
ANSYS, Inc.*	880,974	77,649,048
AO Smith Corp.	740,117	48,248,227
Apollo Education Group, Inc.*	985,156	10,895,825
AptarGroup, Inc.	613,706	40,480,048
Aqua America, Inc.	1,727,882	45,737,037
ARRIS Group, Inc.*	1,318,020	34,228,979
Arrow Electronics, Inc.*	922,767	51,010,560
Arthur J Gallagher & Co.	1,705,813	70,415,961
Ascena Retail Group, Inc.*	1,674,810	23,296,607
Ashland, Inc.	660,884	66,498,148
Aspen Insurance Holdings Ltd.	593,974	27,601,972
Associated Banc-Corp.	1,468,009	26,380,122
Atmel Corp.	4,088,901	32,997,431
Atmos Energy Corp.	990,684	57,637,995
Atwood Oceanics, Inc.	568,661	8,421,869
Avnet, Inc.	1,314,041	56,083,270

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
Avon Products, Inc.	4,253,959	$13,825,367
B/E Aerospace, Inc.	1,038,137	45,574,214
BancorpSouth, Inc.	851,815	20,247,643
Bank of Hawaii Corp.	425,130	26,991,504
Bank of the Ozarks, Inc.	763,576	33,414,086
Belden, Inc.	417,016	19,470,477
Bemis Co., Inc.	952,290	37,682,115
Big Lots, Inc.	507,024	24,296,590
BioMed Realty Trust, Inc.	1,974,685	39,454,206
Bio-Rad Laboratories, Inc., Class A*	202,100	27,144,051
Bio-Techne Corp.	363,227	33,583,968
Black Hills Corp.	438,162	18,113,617
Boston Beer Co., Inc., Class A*	94,824	19,970,883
Brinker International, Inc.	587,399	30,938,305
Broadridge Financial Solutions, Inc.	1,155,879	63,977,903
Brown & Brown, Inc.	1,142,693	35,389,202
Brunswick Corp.	898,590	43,033,475
Buffalo Wild Wings, Inc.*	185,817	35,942,582
Cabela's, Inc.*	487,948	22,250,429
Cable One, Inc.*	43,411	18,207,442
Cabot Corp.	614,861	19,405,013
Cadence Design Systems, Inc.*	2,847,636	58,889,112
California Resources Corp.	3,058,628	7,952,433
Camden Property Trust	848,810	62,727,059
Care Capital Properties, Inc.	808,434	26,621,732
Carlisle Cos., Inc.	637,474	55,702,478
Carpenter Technology Corp.	484,156	14,413,324
Carter's, Inc.	510,581	46,279,062
Casey's General Stores, Inc.	381,020	39,214,578
Catalent, Inc.*	961,368	23,361,242
Cathay General Bancorp	750,800	22,493,968
CBOE Holdings, Inc.	809,057	54,271,544
CDK Global, Inc., Class W	1,564,273	74,740,964
CEB, Inc.	327,622	22,389,687
Centene Corp.*	1,163,866	63,116,453
Charles River Laboratories International, Inc.*	457,166	29,039,184
Cheesecake Factory, Inc.	441,296	23,812,332
Chemours Co.	1,768,680	11,443,360
Chico's FAS, Inc.	1,361,264	21,412,683

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
Church & Dwight Co., Inc.	1,279,748	$107,370,857
Ciena Corp.*	1,238,743	25,666,755
Cinemark Holdings, Inc.	1,031,011	33,497,547
City National Corp.	474,020	41,742,201
CLARCOR, Inc.	489,595	23,343,890
Clean Harbors, Inc.*	519,639	22,848,527
Cleco Corp.	591,083	31,469,259
CNO Financial Group, Inc.	1,878,568	35,335,864
Cognex Corp.	851,244	29,257,256
Commerce Bancshares, Inc.	784,463	35,740,134
Commercial Metals Co.	1,129,769	15,308,370
Communications Sales & Leasing, Inc.	1,177,105	21,070,179
Community Health Systems, Inc.*	1,154,374	49,372,576
CommVault Systems, Inc.*	413,371	14,038,079
Compass Minerals International, Inc.	329,279	25,805,595
Convergys Corp.	960,463	22,196,300
Con-way, Inc.	559,317	26,539,592
Cooper Cos., Inc.	474,861	70,687,808
Copart, Inc.*	1,069,504	35,186,682
CoreLogic, Inc.*	870,596	32,412,289
Corporate Office Properties Trust	923,824	19,428,019
Corrections Corp. of America	1,144,603	33,811,573
Cracker Barrel Old Country Store, Inc.	234,146	34,485,023
Crane Co.	482,223	22,476,414
Cree, Inc.*	1,009,491	24,459,967
CST Brands, Inc.	738,962	24,873,461
Cullen/Frost Bankers, Inc.	543,348	34,546,066
Cypress Semiconductor Corp.*	3,276,069	27,912,108
Cytec Industries, Inc.	698,408	51,577,431
Dana Holding Corp.	1,566,403	24,874,480
Dean Foods Co.	922,837	15,245,267
Deckers Outdoor Corp.*	319,374	18,542,854
Deluxe Corp.	488,263	27,215,780
Denbury Resources, Inc.	3,473,794	8,476,057
DeVry Education Group, Inc.	558,644	15,200,703
Dick's Sporting Goods, Inc.	915,385	45,412,250
Diebold, Inc.	634,892	18,900,735
Domino's Pizza, Inc.	536,665	57,911,520
Domtar Corp.	614,050	21,952,287

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
Donaldson Co., Inc.	1,226,971	$34,453,346
Douglas Emmett, Inc.	1,358,210	39,007,791
DreamWorks Animation SKG, Inc., Class A*	693,549	12,102,430
Dril-Quip, Inc.*	378,267	22,022,705
DST Systems, Inc.	329,279	34,620,394
Duke Realty Corp.	3,374,127	64,277,119
Dunkin' Brands Group, Inc.	930,783	45,608,367
Eagle Materials, Inc.	492,404	33,690,282
East West Bancorp, Inc.	1,405,830	54,011,989
Eaton Vance Corp.	1,148,399	38,379,495
Edgewell Personal Care Co.	607,804	49,596,806
Endurance Specialty Holdings Ltd.	592,081	36,134,703
Energen Corp.	770,082	38,396,289
Energizer Holdings, Inc.	607,804	23,528,093
Equity One, Inc.	721,336	17,557,318
Esterline Technologies Corp.*	301,088	21,645,216
Everest Re Group Ltd.	431,843	74,855,666
Extra Space Storage, Inc.	1,200,583	92,636,984
FactSet Research Systems, Inc.	404,755	64,683,897
Fair Isaac Corp.	304,310	25,714,195
Fairchild Semiconductor International, Inc.*	1,128,053	15,837,864
Federal Realty Investment Trust	675,569	92,181,390
Federated Investors, Inc., Class B	930,527	26,892,230
FEI Co.	406,461	29,687,911
First American Financial Corp.	1,061,774	41,483,510
First Horizon National Corp.	2,287,070	32,430,653
First Niagara Financial Group, Inc.	3,467,642	35,404,625
FirstMerit Corp.	1,620,014	28,625,647
Flowers Foods, Inc.	1,807,626	44,720,667
Foot Locker, Inc.	1,361,402	97,980,102
Fortinet, Inc.*	1,421,740	60,395,515
Fortune Brands Home & Security, Inc.	1,563,069	74,198,885
FTI Consulting, Inc.*	408,906	16,973,688
Fulton Financial Corp.	1,709,707	20,687,455
Gartner, Inc.*	811,561	68,114,315
GATX Corp.	422,184	18,639,424
Genesee & Wyoming, Inc., Class A*	520,352	30,742,396
Gentex Corp.	2,862,125	44,362,937
Global Payments, Inc.	636,407	73,014,975

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
Graco, Inc.	564,176	$37,816,717
Graham Holdings Co., Class B	43,854	25,303,758
Granite Construction, Inc.	384,843	11,418,292
Great Plains Energy, Inc.	1,508,274	40,753,563
Greif, Inc., Class A	251,201	8,015,824
Guess?, Inc.	636,950	13,605,252
Gulfport Energy Corp.*	1,057,535	31,387,639
Hain Celestial Group, Inc.*	1,002,817	51,745,357
Halyard Health, Inc.*	455,538	12,955,501
Hancock Holding Co.	763,094	20,641,693
Hanover Insurance Group, Inc.	431,892	33,558,008
Hawaiian Electric Industries, Inc.	1,050,172	30,129,435
HCC Insurance Holdings, Inc.	934,717	72,412,526
Health Net, Inc.*	755,324	45,485,611
Helix Energy Solutions Group, Inc.*	963,055	4,613,033
Herman Miller, Inc.	584,787	16,865,257
Highwoods Properties, Inc.	919,821	35,643,064
Hill-Rom Holdings, Inc.	551,124	28,652,937
HNI Corp.	433,421	18,593,761
HollyFrontier Corp.	1,842,808	90,002,743
Hologic, Inc.*	2,396,012	93,755,950
Home Properties, Inc.	567,280	42,404,180
Hospitality Properties Trust	1,480,457	37,870,090
HSN, Inc.	315,312	18,048,459
Hubbell, Inc., Class B	495,521	42,094,509
Huntington Ingalls Industries, Inc.	467,337	50,075,160
IDACORP, Inc.	491,981	31,836,091
IDEX Corp.	756,341	53,927,113
IDEXX Laboratories, Inc.*	899,160	66,762,630
Ingram Micro, Inc., Class A	1,522,834	41,481,998
Ingredion, Inc.	697,503	60,898,987
Integrated Device Technology, Inc.*	1,449,005	29,414,801
InterDigital, Inc.	350,992	17,760,195
International Bancshares Corp.	545,675	13,658,245
International Speedway Corp., Class A	261,135	8,283,202
Intersil Corp., Class A	1,291,172	15,106,712
IPG Photonics Corp.*	355,546	27,010,830
ITT Corp.	873,700	29,207,791
Jabil Circuit, Inc.	1,894,280	42,375,044

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
Jack Henry & Associates, Inc.	791,540	$55,099,099
Jack in the Box, Inc.	357,469	27,539,412
Janus Capital Group, Inc.	1,440,852	19,595,587
Jarden Corp.*	1,939,014	94,779,004
JC Penney Co., Inc.*	2,985,636	27,736,558
JetBlue Airways Corp.*	3,076,657	79,285,451
John Wiley & Sons, Inc., Class A	482,587	24,143,828
Jones Lang LaSalle, Inc.	439,422	63,175,701
Kate Spade & Co.*	1,247,791	23,845,286
KB Home	890,259	12,063,009
KBR, Inc.	1,410,680	23,501,929
Kemper Corp.	475,864	16,831,310
Kennametal, Inc.	776,181	19,319,145
Keysight Technologies, Inc.*	1,654,921	51,037,764
Kilroy Realty Corp.	901,132	58,717,761
Kirby Corp.*	535,342	33,164,437
KLX, Inc.*	515,587	18,427,079
Knowles Corp.*	863,568	15,915,558
Lamar Advertising Co., Class A	800,569	41,773,690
Lancaster Colony Corp.	189,849	18,506,481
Landstar System, Inc.	425,868	27,029,842
LaSalle Hotel Properties	1,105,460	31,384,009
Leidos Holdings, Inc.	626,797	25,892,984
Lennox International, Inc.	391,664	44,387,281
Lexmark International, Inc., Class A	602,104	17,448,974
Liberty Property Trust	1,464,596	46,149,420
LifePoint Health, Inc.*	434,002	30,770,742
Lincoln Electric Holdings, Inc.	665,290	34,881,155
Live Nation Entertainment, Inc.*	1,423,918	34,230,989
LKQ Corp.*	2,979,979	84,512,204
Louisiana-Pacific Corp.*	1,394,337	19,855,359
Mack-Cali Realty Corp.	870,665	16,438,155
Manhattan Associates, Inc.*	717,484	44,699,253
Manpowergroup, Inc.	750,534	61,461,229
MAXIMUS, Inc.	644,541	38,388,862
MDC Holdings, Inc.	382,192	10,005,787
MDU Resources Group, Inc.	1,906,326	32,788,807
MEDNAX, Inc.*	919,427	70,602,799
Mentor Graphics Corp.	973,820	23,985,187

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
Mercury General Corp.	355,806	$17,971,761
Meredith Corp.	368,057	15,671,867
Mettler-Toledo International, Inc.*	270,706	77,080,826
Mid-America Apartment Communities, Inc.	736,636	60,308,389
Minerals Technologies, Inc.	339,607	16,355,473
Molina Healthcare, Inc.*	399,916	27,534,217
MSA Safety, Inc.	310,265	12,401,292
MSC Industrial Direct Co., Inc., Class A	473,144	28,875,978
MSCI, Inc.	964,525	57,350,657
Murphy USA, Inc.*	393,606	21,628,650
Nabors Industries Ltd.	2,852,112	26,952,458
National Fuel Gas Co.	826,473	41,307,121
National Instruments Corp.	994,874	27,647,548
National Retail Properties, Inc.	1,313,830	47,652,614
NCR Corp.*	1,543,278	35,109,575
NetScout Systems, Inc.*	984,503	34,821,871
NeuStar, Inc., Class A*	531,645	14,466,060
New York Community Bancorp, Inc.	4,342,320	78,422,299
New York Times Co., Class A	1,237,833	14,618,808
NewMarket Corp.	101,984	36,408,288
Noble Corp. PLC	2,364,754	25,799,466
Nordson Corp.	558,851	35,174,082
NOW, Inc.*	1,047,452	15,502,290
NVR, Inc.*	37,308	56,902,908
Oceaneering International, Inc.	956,224	37,560,479
Office Depot, Inc.*	4,821,219	30,952,226
OGE Energy Corp.	1,951,511	53,393,341
Oil States International, Inc.*	501,256	13,097,819
Old Dominion Freight Line, Inc.*	683,575	41,698,075
Old Republic International Corp.	2,360,171	36,913,074
Olin Corp.	757,631	12,735,777
Omega Healthcare Investors, Inc.	1,580,852	55,566,948
ONE Gas, Inc.	509,626	23,101,347
Orbital ATK, Inc.	577,612	41,512,974
Oshkosh Corp.	765,391	27,806,655
Owens & Minor, Inc.	615,875	19,671,048
Packaging Corp. of America	955,043	57,455,387
PacWest Bancorp	997,446	42,700,663
Panera Bread Co., Class A*	238,572	46,142,211

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
PAREXEL International Corp.*	540,822	$33,487,698
Patterson-UTI Energy, Inc.	1,438,555	18,902,613
Plantronics, Inc.	344,362	17,510,808
PNM Resources, Inc.	778,459	21,835,775
Polaris Industries, Inc.	601,209	72,066,923
Polycom, Inc.*	1,303,315	13,658,741
PolyOne Corp.	866,416	25,420,645
Post Holdings, Inc.*	593,242	35,060,602
Potlatch Corp.	397,540	11,445,177
Primerica, Inc.	484,687	21,844,843
Prosperity Bancshares, Inc.	643,445	31,599,584
PTC, Inc.*	1,115,763	35,414,318
QEP Resources, Inc.	1,571,163	19,686,672
Questar Corp.	1,717,473	33,336,151
R.R. Donnelley & Sons Co.	2,039,606	29,696,663
Rackspace Hosting, Inc.*	1,182,387	29,181,311
Raymond James Financial, Inc.	1,252,404	62,156,811
Rayonier, Inc.	1,230,824	27,164,286
Regal Beloit Corp.	438,192	24,735,938
Regency Centers Corp.	920,195	57,190,119
Reinsurance Group of America, Inc.	649,587	58,846,086
Reliance Steel & Aluminum Co.	718,016	38,780,044
RenaissanceRe Holdings Ltd.	449,003	47,737,999
Rent-A-Center, Inc., Class A	518,498	12,573,577
ResMed, Inc.	1,373,259	69,981,279
Rollins, Inc.	918,610	24,683,051
Rovi Corp.*	849,430	8,910,521
Rowan Cos. PLC, Class A	1,219,606	19,696,637
Royal Gold, Inc.	637,070	29,929,549
RPM International, Inc.	1,304,004	54,624,728
Science Applications International Corp.	409,358	16,460,285
Scotts Miracle-Gro Co., Class A	443,051	26,946,362
SEI Investments Co.	1,361,835	65,681,302
Senior Housing Properties Trust	2,320,090	37,585,458
Sensient Technologies Corp.	447,881	27,455,105
Service Corp. International	1,958,303	53,070,011
Signature Bank *	497,224	68,398,133
Silgan Holdings, Inc.	395,352	20,574,118
Silicon Laboratories, Inc.*	390,522	16,222,284

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
Sirona Dental Systems, Inc.*	545,881	$50,952,533
Skechers U.S.A., Inc., Class A*	417,183	55,935,897
SLM Corp.*	4,162,120	30,799,688
SM Energy Co.	664,076	21,276,995
SolarWinds, Inc.*	651,313	25,557,522
Solera Holdings, Inc.	655,106	35,375,724
Sonoco Products Co.	986,376	37,225,830
Sotheby's	604,480	19,331,270
Sovran Self Storage, Inc.	350,215	33,025,275
StanCorp Financial Group, Inc.	413,391	47,209,252
Steel Dynamics, Inc.	2,365,669	40,642,193
STERIS Corp.	584,787	37,993,611
Stifel Financial Corp.*	678,559	28,567,334
SunEdison, Inc.*	3,078,993	22,107,170
Superior Energy Services, Inc.	1,473,232	18,606,920
SUPERVALU, Inc.*	2,588,916	18,588,417
SVB Financial Group*	503,070	58,124,708
Synaptics, Inc.*	356,022	29,357,574
Synopsys, Inc.*	1,524,064	70,381,276
Synovus Financial Corp.	1,289,958	38,182,757
Talen Energy Corp.*	627,952	6,342,315
Tanger Factory Outlet Centers, Inc.	936,649	30,881,318
Taubman Centers, Inc.	594,762	41,086,159
TCF Financial Corp.	1,652,615	25,053,643
Tech Data Corp.*	345,208	23,646,748
Teledyne Technologies, Inc.*	345,887	31,233,596
Teleflex, Inc.	406,520	50,493,849
Telephone & Data Systems, Inc.	921,281	22,995,174
Tempur Sealy International, Inc.*	604,883	43,206,793
Teradyne, Inc.	2,060,473	37,109,119
Terex Corp.	1,060,356	19,022,787
Thor Industries, Inc.	445,486	23,076,175
Thoratec Corp.*	535,559	33,879,462
Time, Inc.	1,072,490	20,430,935
Timken Co.	718,793	19,759,620
Toll Brothers, Inc.*	1,584,688	54,259,717
Tootsie Roll Industries, Inc.	174,687	5,465,956
Toro Co.	535,648	37,784,610
Towers Watson & Co., Class A	677,128	79,481,285

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
TreeHouse Foods, Inc.*	420,881	$32,740,333
TRI Pointe Group, Inc.*	1,422,586	18,621,651
Trimble Navigation Ltd.*	2,512,127	41,249,125
Trinity Industries, Inc.	1,509,467	34,219,617
Triumph Group, Inc.	481,869	20,277,048
Trustmark Corp.	660,224	15,297,390
Tupperware Brands Corp.	487,535	24,128,107
Tyler Technologies, Inc.*	330,946	49,413,547
UDR, Inc.	2,560,548	88,287,695
UGI Corp.	1,688,551	58,795,346
Ultimate Software Group, Inc.*	279,381	50,011,993
Umpqua Holdings Corp.	2,153,477	35,101,675
United Natural Foods, Inc.*	489,507	23,745,985
United States Steel Corp.	1,429,280	14,893,098
United Therapeutics Corp.*	445,053	58,408,756
Urban Edge Properties	902,376	19,482,298
Valley National Bancorp	2,274,392	22,380,017
Valmont Industries, Inc.	227,216	21,560,526
Valspar Corp.	722,491	51,932,653
VCA, Inc.*	793,099	41,756,662
Vectren Corp.	807,873	33,938,745
VeriFone Systems, Inc.*	1,116,983	30,973,939
Vishay Intertechnology, Inc.	1,323,651	12,826,178
Vista Outdoor, Inc.*	617,532	27,436,947
Wabtec Corp.	944,789	83,188,671
Waddell & Reed Financial, Inc., Class A	818,382	28,455,142
Washington Federal, Inc.	918,473	20,895,261
Waste Connections, Inc.	1,206,102	58,592,435
Watsco, Inc.	251,161	29,757,555
Webster Financial Corp.	898,353	32,008,317
Weingarten Realty Investors	1,114,342	36,895,864
WellCare Health Plans, Inc.*	430,708	37,118,415
Wendy's Co.	2,269,532	19,631,452
Werner Enterprises, Inc.	435,616	10,933,962
West Pharmaceutical Services, Inc.	703,685	38,083,432
Westar Energy, Inc.	1,380,448	53,064,421
Western Refining, Inc.	691,262	30,498,479
WEX, Inc.*	377,746	32,803,463
WGL Holdings, Inc.	485,978	28,026,351

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Common Stock	Shares	Value
WhiteWave Foods Co., Class A*	1,717,680	$68,964,852
Williams-Sonoma, Inc.	823,172	62,849,182
WisdomTree Investments, Inc.	1,119,697	18,060,713
Woodward, Inc.	559,228	22,760,580
World Fuel Services Corp.	701,476	25,112,841
Worthington Industries, Inc.	459,817	12,175,954
WP GLIMCHER, Inc.	1,810,949	21,115,665
WPX Energy, Inc.*	2,285,916	15,132,764
WR Berkley Corp.	964,515	52,440,681
Zebra Technologies Corp., Class A*	508,908	38,956,907
Total Investments (Cost $17,012,613,903)		$14,220,915,205

*    Non-income producing security for the year ended September 30, 2015.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,486,453,974	10.45%
Retail	956,268,243	6.72%
Insurance	848,414,854	5.97%
Banks	780,458,293	5.51%
Commercial Services	728,404,537	5.13%
Computers	629,630,787	4.42%
Healthcare - Products	628,205,672	4.41%
Software	600,684,674	4.24%
Electronics	495,684,049	3.48%
Chemicals	422,214,432	2.97%
Electric	384,470,375	2.70%
Oil & Gas	384,211,764	2.70%
Food	375,682,904	2.64%
Diversified Financial Services	339,590,833	2.40%
Healthcare - Services	324,000,813	2.28%
Machinery - Diversified	312,474,237	2.20%
Miscellaneous Manufacturing	288,131,811	2.02%
Gas	276,143,056	1.94%
Semiconductors	245,590,638	1.72%
Leisure Time	209,879,402	1.48%
Media	201,289,854	1.41%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2015

Industry Classification	Value	Percentage
Aerospace/Defense	$178,670,127	1.26%
Airlines	178,145,801	1.25%
Home Builders	174,929,247	1.22%
Building Materials	172,131,807	1.21%
Transportation	170,108,304	1.20%
Packaging & Containers	160,953,274	1.14%
Electrical Components & Equipment	159,808,339	1.12%
Distribution / Wholesale	155,751,757	1.09%
Iron / Steel	151,347,240	1.07%
Telecommunications	146,286,712	1.02%
Savings & Loans	134,722,185	0.95%
Apparel	120,757,813	0.85%
Biotechnology	114,591,991	0.80%
Oil & Gas Services	111,403,246	0.77%
Household Products / Wares	107,370,857	0.75%
Pharmaceuticals	107,103,949	0.75%
Environmental Control	93,842,254	0.66%
Housewares	88,859,079	0.63%
Hand / Machine Tools	78,936,238	0.56%
Real Estate	78,588,944	0.55%
Engineering & Construction	75,508,503	0.54%
Cosmetics / Personal Care	63,422,173	0.45%
Mining	55,735,144	0.39%
Entertainment	53,883,179	0.39%
Shipbuilding	50,075,160	0.35%
Machinery - Construction & Mining	46,829,442	0.33%
Water	45,737,037	0.32%
Home Furnishings	43,206,793	0.30%
Metal Fabricate / Hardware	41,320,146	0.29%
Office Furnishings	35,459,018	0.25%
Auto Parts & Equipment	24,874,480	0.17%
Energy - Alternate Sources	22,107,170	0.16%
Forest Products & Paper	21,952,287	0.15%
Beverages	19,970,883	0.14%
Trucking & Leasing	18,639,424	0.13%
Total	$14,220,915,205	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2015
Assets:
Investments in securities, at value (cost $17,012,613,903)	$14,220,915,205
Cash	64,655,798
Receivable from securities sold	74,262,886
Receivable from Units created	147,468,639
Dividend receivable	13,685,680
Total Assets	$14,520,988,208
Liabilities:
Payable for securities purchased	$147,321,280
Payable for Units redeemed	73,971,021
Distribution payable	52,511,904
Payable to Sponsor	9,105,847
Accrued Trustee fees	2,235,985
License fee payable	651,014
Other accrued expenses	680,485
Total liabilities	286,477,536
Net Assets	$14,234,510,672
Net assets presented by:
Interest in Unitholders (57,181,156 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$18,301,382,791
Undistributed net investment income	(19,307,629)
Accumulated net realized gain on investments	(1,255,865,792)
Net unrealized depreciation of investments	(2,791,698,698)
Net Assets	$14,234,510,672
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	57,181,156
Net asset value per Unit:	$248.94

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2015	2014	2013
Investment Income
Dividend income	$235,440,730	$214,542,422	$189,451,374
Expenses:
Printing and distribution expenses	18,586,056	17,633,761	13,306,008
Trustee fees and expenses	16,072,614	15,704,993	12,175,962
License fees	4,715,074	4,605,506	3,544,530
Audit fees	106,974	109,697	104,500
Legal fees	79,709	145,556	334,643
Other fees and expenses	129,370	133,008	132,849
Total expenses	39,689,797	38,332,521	29,598,492
Less: voluntary fee reduction by the Trustee (see Note 3)	(397,514)	(53,307)	(59,097)
Net expenses	39,292,283	38,279,214	29,539,395
Net investment income	$196,148,447	$176,263,208	$159,911,979
Realized and unrealized gains (losses) on investments:
Net realized losses	$(195,454,161)	$(130,712,890)	$(141,697,816)
Net realized gains from in-kind redemptions	1,741,542,129	2,137,021,747	1,651,286,091
Net realized gains	1,546,087,968	2,006,308,857	1,509,588,275
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,648,480,492)	(467,666,327)	1,097,573,688
Net realized and unrealized gains (losses) on investments	(102,392,524)	1,538,642,530	2,607,161,963
Net increase (decrease) in net assets resulting from operations	$93,755,923	$1,714,905,738	$2,767,073,942

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2015	2014	2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$196,148,447	$176,263,208	$159,911,979
Net realized gains on investments and in-kind redemptions	1,546,087,968	2,006,308,857	1,509,588,275
Net increase (decrease) in unrealized appreciation (depreciation) on investments and short sales	(1,648,480,492)	(467,666,327)	1,097,573,688
Net increase in net assets resulting from operations	93,755,923	1,714,905,738	2,767,073,942
Dividends and Distributions to Unitholders from:
Net investment income	(205,821,591)	(167,378,689)	(160,166,815)
Unitholder Transactions:
Proceeds from subscriptions of Units	23,315,782,316	21,987,099,724	19,573,293,030
Reinvestment of dividends and distributions	163,887	322,483	276,684
Less: Redemptions of Units	(22,799,472,207)	(23,734,893,632)	(18,171,736,323)
Increase (decrease) in net assets due to Unitholder transactions	516,473,996	(1,747,471,425)	1,401,833,391
Total increase (decrease)	404,408,328	(199,944,376)	4,008,740,518
Net Assets
Beginning of year	13,830,102,344	14,030,046,720	10,021,306,202
End of year	$14,234,510,672	$13,830,102,344	$14,030,046,720
Distributions in excess of net investment income	$(19,307,629)	$(9,634,485)	$(18,519,004)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$249.39	$226.19	$180.07	$142.04	$145.66
Investment Operations:
Net investment income*	3.34	2.83	2.77	1.94	1.64
Net realized and unrealized gain (loss) on investments	(0.28)	23.10	46.06	37.92	(3.62)
Total from investment operations	3.06	25.93	48.83	39.86	(1.98)
Less Distributions from:
Net investment income	(3.51)	(2.73)	(2.71)	(1.83)	(1.64)
Net asset value, end of year	$248.94	$249.39	$226.19	$180.07	$142.04
Total investment return**	1.19%	11.45%	27.25%	28.16%	(1.52)%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$14,234,511	$13,830,102	$14,030,047	$10,021,306	$7,730,557
Ratio to average net assets:
Ratio of expenses to average net assets(1)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(1)	1.25%	1.15%	1.35%	1.15%	0.99%
Portfolio turnover rate(2)	22.28%	16.68%	13.58%	14.17%	17.91%

(1)  Net of voluntary fee reduction by the Trustee, if any. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.25% and 0.25% for the year ended September 30, 2015, 1.15% and 0.25% for the year ended September 30, 2014, 1.35% and 0.25% for the year ended September 30, 2013, 1.15% and 0.25% for the year ended September 30, 2012 and 0.99% and 0.25% for the year ended September 30, 2011. (See Note 3)

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

*  Per Unit amounts have been calculated using the average share method.

**  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2015

Note 1 - Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

On November 13, 2013, the Sponsor became an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"), following the acquisition of NYSE Holdings LLC (the parent company of the Sponsor) by ICE. As the parent company, ICE is the publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 - Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks .	$14,220,915,205	$—	$—	$14,220,915,205
Total .	$14,220,915,205	$—	$—	$14,220,915,205

Transfers between levels are recognized at the beginning of the reporting period.

There were no transfers between levels during the year ended September 30, 2015.

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex- dividend date. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security. The Trust records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates. If actual amounts are not available, then actual amounts of income, realized gain and return of capital may differ from the estimated amounts.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than- not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the tax positions for the tax years, subject to audit as of September 30, 2015, and has determined that no provision for income taxes is necessary for the year ended September 30, 2015. The tax returns of the Trust's 2012, 2013 and 2014 tax years and the year ended September 30, 2015 remain subject to audit. The Trust has not recognized any tax liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior year.

Note 3 - Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The

Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001 and above*	0.10% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee has voluntarily agreed to reduce its fee for the years ended September 30, 2015, 2014 and 2013 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the Securities and Exchange Commission, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2015, 2014 and 2013 did not exceed 0.30% per annum.

The Trustee waived certain of its fees in the amount of $341,814 in the form of a credit on the fee invoice for services rendered in August 2015 in connection with an incident at a vendor.

Note 4 - Trust Transactions in Units

Transactions in Trust Units were as follows:
	Year Ended September 30, 2015		Year Ended September 30, 2014
	Units	Amount	Units	Amount
Units sold	88,975,000	$23,315,782,316	91,100,000	$21,987,099,724
Dividend reinvestment Units issued	1,290	163,887	1,328	322,483
Units redeemed .	(87,250,000)	(22,799,472,207)	(97,675,000)	(23,734,893,632)
Net increase/(decrease) .	1,726,290	$516,473,996	(6,573,672)	$(1,747,471,425)

	Year Ended September 30, 2013
	Units	Amount
Units sold .	96,250,000	$19,573,293,030
Dividend reinvestment Units issued .	1,359	276,684
Units redeemed.	(89,875,000)	(18,171,736,323)
Net increase/(decrease) .	6,376,359	$1,401,833,391

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in- kind basis, with a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2015, the Trustee earned $1,284,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2015.

At September 30, 2015, the Trustee and its affiliates held $1,497,750,746 or 10.52% of fractional undivided interest in the Trust.

Note 5 - Investment Transactions

For the year ended September 30, 2015, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $23,267,583,682, $22,751,745,421, $3,476,560,383, and $3,462,120,502, respectively.

Note 6 - U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2015. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2015, September 30, 2014 and September 30, 2013 was ordinary income.

At September 30, 2015, the Fund's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$17,091,628,301
Gross unrealized appreciation .	$155,761,917
Gross unrealized depreciation .	(3,026,475,013)
Net unrealized depreciation .	$(2,870,713,096)
Distributable earnings, ordinary income .	$55,953,088
Capital loss carryforwards expiring:
9/30/2017	$50,740,206
9/30/2018	709,669,042
Short-term capital loss carryforwards expiring:	$760,409,248

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses from Trust fiscal years ending on or after September 30, 2012 can be carried forward for an unlimited period, but capital losses with an expiration period (i.e., capital losses from Trust fiscal years ending on or before September 30, 2011) may not be used to offset capital gains until all net capital losses without an expiration date (i.e., capital losses from Trust fiscal years ending on or after September 30, 2012) have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The Trust utilized capital losses of $148,951,589 during the current year ended September 30, 2015. To the extent that capital losses are used to offset future capital gains, it is probable that gains that offset will not be distributed to Unitholders.

At September 30, 2015, the Trust deferred $416,442,147 of long-term capital losses arising subsequent to October 31, 2014. For tax purposes, such losses will be reflected in the year ending September 30, 2016.

As of September 30, 2015, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences, accumulated net realized loss on investments and paid-in capital were increased by $1,587,542,849.

Note 7 - Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 - Related Party Transactions

From 1999 until April 1, 2014, the Trustee directed all portfolio securities transactions for the Trust to BNY ConvergExecution Solutions, LLC ("ConvergEx"), an affiliate of the Trustee. During the fiscal years ended September 30, 2014 and 2013, the Trust paid $882,665, and $1,391,208, respectively, in commissions on trades to ConvergEx. During the period from April 1, 2014 through September 30, 2015, the Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2015 and 2014, the Trust paid $752,801 and $463,196 in commissions to BNYMellon CM.

Note 9 - License Agreement and Distribution Expenses

A license agreement between State Street Global Markets, LLC ("SSGM") and S&P (the "License Agreement") grants SSGM a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. have each received a sublicense from SSGM for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on April 27, 2020, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGM, pursuant to which SSGM has agreed to market and promote the Trust. SSGM is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed

0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statement of Operations.

Note 10 - Subsequent Event

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustments or disclosure in the financial statements.

Pending Litigation

The Trust and multiple other unrelated institutions and individuals have been named as defendants in an adversary proceeding pending in the U.S. Bankruptcy Court for the Southern District of New York (Weisfener, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609). The complaint alleges that payments made to shareholders of Lyondell Chemical Company ("Lyondell") in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in December 2007 constitute constructive and/or intentional "fraudulent transfers" under applicable state law, and seeks to recover from the former Lyondell shareholders the payments received for the shares.

On January 14, 2014, the Court issued a decision and order granting in part, and denying in part, defendants' motion to dismiss the complaint. On April 7, 2014, plaintiff filed a Third Amended Complaint continuing to assert constructive and intentional fraudulent transfer claims. On August 1, 2014, defendants moved to dismiss the Third Amended Complaint, and oral arguments on the motion were held on January 14, 2015. On November 18, 2015, the Court granted defendants' motion to dismiss the intentional fraudulent transfer claim, and denied the motion to dismiss the constructive fraudulent transfer claim.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P MidCap 400 ETF Trust at September 30, 2015, the results of its operations for each of the three years in the period then ended, the changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and the application of alternative audit procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 19, 2016

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2015 is 99.51%.

For the fiscal year ended September 30, 2015, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate shareholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2015 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2015

Total Trust Assets:	$14,520,988,208
Trust Net Assets:	$14,234,510,672
Number of Units:	57,181,156
Fractional Undivided Interest in Trust Represented by each Unit:	1/57,181,156
Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:	From 0.10% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$248.94
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:*

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2015

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2015

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	1	0.08%
Between zero and 0.25%	623	49.52%
Bid/Ask Price Equal to NAV	9	0.72%
Between zero and -0.25%	625	49.68%
Less than -0.25%	0	0.00%
Total:	1,258	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/15 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	1.19%	80.98%	114.54%	806.66%
Return Based on Bid/Ask Price	1.20%	81.04%	114.49%	806.48%
S&P MidCap 400 Index	1.40%	83.70%	121.04%	1496.08%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	1.19%	12.60%	7.93%	11.40%
Return Based on Bid/Ask Price	1.20%	12.62%	7.94%	11.40%
S&P MidCap 400 Index	1.40%	12.93%	8.25%	12.10%

(1)  Since December 1, 2008 the Bid/Ask Price was the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated. From April 1, 2001 to November 28, 2008, the Bid/Ask Price was the midpoint of the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange and now NYSE MKT), ordinarily 4:00 p.m. Prior to April 1, 2001, the Bid/Ask Price was the midpoint of the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  Annualized Total Return and Cumulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017